Operating Segments - Summary of Revenue Attributed to Geographical Locations (Details) - USD ($)	3 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Mar. 31, 2022	Mar. 31, 2021
Segment Reporting, Revenue Reconciling Item [Line Items]
Revenue	$ 16,272,228	$ 10,078,509	$ 48,797,124	$ 35,400,319
Canada
Segment Reporting, Revenue Reconciling Item [Line Items]
Revenue	5,056,502	2,283,224	12,447,125	13,433,549
United States
Segment Reporting, Revenue Reconciling Item [Line Items]
Revenue	10,931,537	7,559,218	35,330,138	20,857,092
Other Countries
Segment Reporting, Revenue Reconciling Item [Line Items]
Revenue	$ 284,189	$ 236,067	$ 1,019,861	$ 1,109,678